Property and Equipment (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 3,287,526	$ 3,278,683	$ 3,256,768
Less accumulated depreciation and amortization	(3,231,509)	(3,220,417)	(3,189,712)
Property Plant and Equipment Net	56,017	58,266	67,056
Computer equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	94,314	92,318	107,940
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	46,523	42,736	42,736
Scientific equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,827,136	2,824,076	2,786,539
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 319,553	$ 319,553	$ 319,553